DEVELOPMENT AND PRODUCTION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Development and production assets, at cost:
Producing assets				$ 916,266	$ 778,735
Wells-in-progress				13,221	954
Undeveloped assets				141,219	31,580
Development and production assets, at cost:				1,070,706	811,269
Accumulated depletion				(317,499)	(277,098)
Accumulated impairment				(119,807)	(136,643)
Total development and production expenditure				633,400	397,528
Less amount classified as asset held for sale				(24,284)	(61,064)
Total development and production assets	$ 338,796	$ 338,709	$ 338,709	$ 633,400	$ 338,796
Development expenditure
Balance at the beginning of the period	338,796	338,709
Amounts capitalised during the period	177,531	115,120
Amounts transferred from exploration phase	3,178
Fair value of assets acquired	179,662
Revision to restoration provision	1,299	1,550
Depreciation, depletion and amortization expense	(67,909)	(58,361)	(48,147)
Development and production assets sold during the period	(239)
Balance at end of period	633,400	338,796	$ 338,709
Capitalization of borrowing cost as part of oil and gas properties	1,500	1,400
Average interest capitalization (as a percent)				2.42%	1.75%
Development and production assets
Development and production assets, at cost:
Less amount classified as asset held for sale					$ (58,732)
Development expenditure
Depreciation, depletion and amortization expense	$ (66,827)	(57,851)
Reclassifications to assets held for sale		$ (58,732)